As filed with the Securities and Exchange Commission on September 27, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21715

NEUBERGER BERMAN ALTERNATIVE FUNDS

(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer and President
Neuberger Berman Alternative Funds
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

July 31, 2012

Schedule of Investment Neuberger Berman Absolute Return Multi-
Manager Fund (Unaudited)

NUMBER OF
SHARES		VALUE	†

Long Positions (57.3%)

Common Stocks (47.6%)

Aerospace & Defense (0.8%)
880	BE Aerospace, Inc.	$34,522	*
1,796	DigitalGlobe, Inc.	34,968	*
4,860	Exelis, Inc.	45,684
1,560	Hexcel Corp.	36,332	*
650	Triumph Group, Inc.	40,645
		192,151
Air Freight & Logistics (0.3%)
1,520	Forward Air Corp.	50,859
2,000	TNT Express NV	21,677
		72,536
Auto Components (0.2%)
1,579	Johnson Controls, Inc.	38,922
Beverages (0.6%)
1,252	Constellation Brands, Inc. Class A	35,319	*
8,000	Grupo Modelo SAB de CV Series C	72,141
640	Monster Beverage Corp.	42,541	*
		150,001
Biotechnology (4.1%)
680	Alexion Pharmaceuticals, Inc.	71,298	*
810	Amgen, Inc.	66,906
3,500	Amylin Pharmaceuticals, Inc.	107,765	*
1,890	Ariad Pharmaceuticals, Inc.	36,156	*
350	Biogen Idec, Inc.	51,040	*
725	BioMarin Pharmaceutical, Inc.	28,485	*
770	Cepheid, Inc.	24,671	*
3,560	Cubist Pharmaceuticals, Inc.	153,294	*
4,560	Exact Sciences Corp.	46,740	*
12,320	Human Genome Sciences, Inc.	175,437	*
370	Medivation, Inc.	36,889	*
650	Onyx Pharmaceuticals, Inc.	48,731	*
710	Pharmacyclics, Inc.	37,779	*
1,890	QLT, Inc.	15,857	*
200	Regeneron Pharmaceuticals, Inc.	26,930	*
4,160	Spectrum Pharmaceuticals, Inc.	58,198	*
320	Synageva BioPharma Corp.	16,019	*
6,570	YM Biosciences, Inc.	13,271	*
		1,015,466
Building Products (0.1%)
1,400	Fortune Brands Home & Security, Inc.	30,968	*
Capital Markets (0.2%)
5,000	Edelman Financial Group, Inc.	43,350
Chemicals (0.8%)
3,325	Calgon Carbon Corp.	46,018	*
1,514	The Mosaic Co.	87,978
1,000	Tronox Ltd. Class A	23,170	Ø
596	WR Grace & Co.	33,400	*Ø

		$190,566

July 31, 2012

Schedule of Investment Neuberger Berman Absolute Return Multi-
Manager Fund cont’d (Unaudited)

NUMBER OF
SHARES		VALUE	†

Commercial Banks (0.7%)
2,197	First Niagara Financial Group, Inc.	16,653
2,127	Investors Bancorp, Inc.	34,606	*
500	Pacific Capital Bancorp	22,810	*
900	PNC Financial Services Group, Inc.	53,190
1,070	Prosperity Bancshares, Inc.	43,410
		170,669
Commercial Services & Supplies (0.4%)
3,166	Corrections Corp. of America	98,399	Ø±
Communications Equipment (1.0%)
73	EchoStar Corp. Class A	2,102	*
1,255	InterDigital, Inc.	34,261
1,350	Motorola Solutions, Inc.	65,259
1,520	NETGEAR, Inc.	52,638	*
875	QUALCOMM, Inc.	52,220
1,590	RADWARE Ltd.	48,066	*
		254,546
Computers & Peripherals (0.5%)
2,150	EMC Corp.	56,351	*
12,290	Intermec, Inc.	73,986	*
		130,337
Construction & Engineering (0.9%)
962	Chicago Bridge & Iron Co. NV	34,382
1,680	EMCOR Group, Inc.	44,234
1,550	Jacobs Engineering Group, Inc.	59,784	*
2,297	The Shaw Group, Inc.	89,468	*
		227,868
Diversified Financial Services (0.5%)
2,400	FX Alliance, Inc.	53,040	*
1,850	JPMorgan Chase & Co.	66,600
		119,640
Electrical Equipment (1.2%)
1,400	AMETEK, Inc.	43,400
50,250	Capstone Turbine Corp.	52,260	*
2,100	Cooper Industries PLC	150,948	Ø
450	Roper Industries, Inc.	44,753
		291,361
Electronic Equipment, Instruments & Components (1.7%)
7,400	Brightpoint, Inc.	66,378	*
9,570	Elster Group SE ADR	195,420	*Ø
3,500	LeCroy Corp.	50,015	*
2,400	Miranda Technologies, Inc.	40,684	*
650	OSI Systems, Inc.	41,951	*
4,400	Vishay Intertechnology, Inc.	43,428	*
		437,876
Energy Equipment & Services (0.2%)
12,420	Heckmann Corp.	38,254	*

July 31, 2012

Schedule of Investment Neuberger Berman Absolute Return Multi-
Manager Fund cont’d (Unaudited)

NUMBER OF
SHARES		VALUE	†

Food & Staples Retailing (0.4%)
790	Casey's General Stores, Inc.	$46,950
510	Whole Foods Market, Inc.	46,808
		93,758

Food Products (0.4%)
1,275	Kraft Foods, Inc. Class A	50,630
5,300	Smart Balance, Inc.	50,456	*
		101,086

Health Care Equipment & Supplies (2.4%)
520	Analogic Corp.	33,290
1,220	ArthroCare Corp.	36,088	*
910	Baxter International, Inc.	53,244
2,600	CONMED Corp.	71,344
640	Cyberonics, Inc.	27,712	*
1,915	Gen-Probe, Inc.	158,351	*Ø
1,596	Hologic, Inc.	29,558	*
120	Intuitive Surgical, Inc.	57,780	*
1,775	St. Jude Medical, Inc.	66,314
1,258	Syneron Medical Ltd.	12,857	*
805	The Cooper Cos., Inc.	60,584
		607,122

Health Care Providers & Services (5.5%)
1,950	Acadia Healthcare Co., Inc.	31,473	*
1,770	Accretive Health, Inc.	24,037	*±
510	Air Methods Corp.	55,605	*
3,649	AMERIGROUP Corp.	327,972	*Ø
1,590	AmerisourceBergen Corp.	63,123
1,591	Catamaran Corp.	134,455	*
1,250	Centene Corp.	47,550	*
260	DaVita, Inc.	25,589	*
1,550	Express Scripts Holding Co.	89,807	*
5,000	Lincare Holdings, Inc.	207,000
770	MEDNAX, Inc.	50,920	*
2,320	Metropolitan Health Networks, Inc.	19,558	*
7,000	MModal, Inc.	100,240	*
443	PharMerica Corp.	4,559	*
5,599	PSS World Medical, Inc.	116,963	*
3,000	Sun Healthcare Group, Inc.	25,080	*
960	WellCare Health Plans, Inc.	62,227	*
		1,386,158

Health Care Technology (0.2%)
620	Cerner Corp.	45,830	*

Hotels, Restaurants & Leisure (0.8%)
1,000	Benihana, Inc.	16,220
495	Einstein Noah Restaurant Group, Inc.	8,415
970	Papa John's International, Inc.	49,480	*
1,000	Peet's Coffee & Tea, Inc.	75,400	*
740	Six Flags Entertainment Corp.	42,631
		192,146

July 31, 2012

Schedule of Investment Neuberger Berman Absolute Return Multi-
Manager Fund cont’d (Unaudited)

NUMBER OF
SHARES		VALUE†

Household Durables (0.3%)
875	Harman International Industries, Inc.	$35,306
600	Wurttembergische Metallwarenfabrik AG	34,378	*
		69,684

Industrial Conglomerates (0.9%)
4,180	Tyco International Ltd.	229,649

Insurance (1.0%)
1,675	American International Group, Inc.	52,377	*
6,876	Hartford Financial Services Group, Inc.	113,110
7,000	Presidential Life Corp.	97,230
		262,717

Internet & Catalog Retail (0.5%)
7,231	Liberty Interactive Corp. Class A	135,437	*Ø

Internet Software & Services (2.0%)
1,550	Akamai Technologies, Inc.	54,529	*
595	Ancestry.com, Inc.	19,915	*
600	IAC/InterActiveCorp.	31,566
11,028	Monster Worldwide, Inc.	79,953	*
1,230	OpenTable, Inc.	44,723	*
3,280	Responsys, Inc.	36,572	*
15,365	Yahoo!, Inc.	243,381	*±
		510,639
IT Services (0.6%)
3,460	Euronet Worldwide, Inc.	63,249	*
760	MAXIMUS, Inc.	38,380
2,110	Vantiv, Inc. Class A	47,601	*
		149,230

Life Sciences Tools & Services (0.6%)
900	Agilent Technologies, Inc.	34,461
296	Bio-Rad Laboratories, Inc. Class A	28,478	*Ø
740	Charles River Laboratories International, Inc.	25,182	*
2,500	Medtox Scientific, Inc.	67,500	*
		155,621

Machinery (1.2%)
790	Dover Corp.	43,031
1,110	IDEX Corp.	42,347
875	Lincoln Electric Holdings, Inc.	34,895
1,515	Navistar International Corp.	37,269	*
675	Pall Corp.	36,052
525	Snap-on, Inc.	35,585
1,025	Stanley Black & Decker, Inc.	68,562
2,148	Wabash National Corp.	14,563	*
		312,304

Media (1.3%)
1,200	Astral Media, Inc. Class A	58,848
1,430	CBS Corp. Class B	47,848
2,640	DreamWorks Animation SKG, Inc. Class A	50,688	*
7,590	Gray Television, Inc.	12,751	*
2,000	Journal Communications, Inc. Class A	11,080	*
4,650	Lions Gate Entertainment Corp.	62,543	*

July 31, 2012

Schedule of Investment Neuberger Berman Absolute Return Multi-
Manager Fund cont’d (Unaudited)

NUMBER OF SHARES		VALUE†

2,234	Nexstar Broadcasting Group, Inc. Class A	$14,566	*
4,160	The Interpublic Group of Cos., Inc.	41,059
750	The McGraw-Hill Cos., Inc.	35,220
		334,603

Metals & Mining (0.3%)
7,000	Extorre Gold Mines Ltd.	29,107	*
2,201	SunCoke Energy, Inc.	35,216	*
		64,323

Multiline Retail (0.2%)
950	Dollar General Corp.	48,460	*

Multi-Utilities (0.2%)
1,778	NiSource, Inc.	45,499

Oil, Gas & Consumable Fuels (2.2%)
1,975	Cameco Corp.	41,277
1,358	Chesapeake Energy Corp.	25,558
2,200	Gulfport Energy Corp.	45,320	*
1,507	Harvest Natural Resources, Inc.	11,875	*
464	Kinder Morgan, Inc.	16,616
5,140	Nexen, Inc.	130,556
1,350	PDC Energy, Inc.	35,370	*
2,000	Progress Energy Resources Corp.	45,391
1,590	QEP Resources, Inc.	47,748
754	Spectra Energy Corp.	23,140
1,691	Sunoco, Inc.	81,489	Ø
1,110	Whiting Petroleum Corp.	44,844	*
		549,184

Paper & Forest Products (0.2%)
1,600	MeadWestvaco Corp.	45,440

Personal Products (0.2%)
1,310	Elizabeth Arden, Inc.	51,103	*

Pharmaceuticals (4.4%)
2,290	Abbott Laboratories	151,850
460	Allergan, Inc.	37,752
1,020	Astellas Pharma, Inc.	48,456
1,880	Bristol-Myers Squibb Co.	66,928
1,380	Elan Corp. PLC ADR	15,939	*
1,025	Hospira, Inc.	35,619	*
2,270	Jazz Pharmaceuticals PLC	109,119	*
1,490	Merck & Co., Inc.	65,813
600	Ono Pharmaceutical Co. Ltd.	37,875
2,446	Par Pharmaceutical Cos., Inc.	122,202	*
9,327	Pfizer, Inc.	224,221
1,430	Questcor Pharmaceuticals, Inc.	52,724	*
1,350	Salix Pharmaceuticals Ltd.	60,507	*
520	Teva Pharmaceutical Industries Ltd. ADR	21,263
2,932	Warner Chilcott PLC Class A	49,844	*
		1,100,112

Professional Services (0.1%)
2,000	WSP Group PLC	13,609

July 31, 2012

Schedule of Investment Neuberger Berman Absolute Return Multi-
Manager Fund cont’d (Unaudited)

NUMBER OF
SHARES		VALUE†

Real Estate Investment Trusts (0.8%)
8,485	American Realty Capital Trust, Inc.	$93,505
710	Mid-America Apartment Communities, Inc.	49,153
1,025	Rayonier, Inc.	48,882
		191,540

Real Estate Management & Development (0.2%)
1,110	Zillow, Inc. Class A	41,803	*

Road & Rail (0.9%)
100	Dollar Thrifty Automotive Group, Inc.	7,440	*Ø±
8,243	RailAmerica, Inc.	226,106	*
		233,546

Semiconductors & Semiconductor Equipment (0.8%)
4,077	AuthenTec, Inc.	34,247	*
4,490	Entegris, Inc.	36,145	*
1,680	Skyworks Solutions, Inc.	48,602	*
2,000	Standard Microsystems Corp.	73,820	*
		192,814

Software (2.6%)
1,500	Ariba, Inc.	66,645	*
1,650	BMC Software, Inc.	65,340	*
12,526	Comverse Technology, Inc.	68,016	*
3,280	Electronic Arts, Inc.	36,146	*
3,300	Mentor Graphics Corp.	50,424	*
820	MICROS Systems, Inc.	39,147	*
2,120	Nuance Communications, Inc.	43,142	*
2,800	Parametric Technology Corp.	60,312	*
6,582	Quest Software, Inc.	183,901	*
1,590	Synopsys, Inc.	48,161	*
		661,234

Specialty Retail (1.5%)
677	Abercrombie & Fitch Co. Class A	22,883
3,200	American Eagle Outfitters, Inc.	66,624
1,254	Barnes & Noble, Inc.	16,641	*
2,977	Best Buy Co., Inc.	53,854
2,000	Collective Brands, Inc.	43,040	*
600	DSW, Inc. Class A	35,472
1,460	Sally Beauty Holdings, Inc.	38,573	*
1,740	Select Comfort Corp.	45,257	*
2,120	Urban Outfitters, Inc.	64,766	*
		387,110

Textiles, Apparel & Luxury Goods (0.0%)
475	Crocs, Inc.	7,291	*

Thrifts & Mortgage Finance (0.4%)

1,740	Oritani Financial Corp.	24,517	Ø
5,950	TFS Financial Corp.	55,989	*
435	ViewPoint Financial Group, Inc.	7,658
		88,164

Trading Companies & Distributors (0.3%)
2,000	Interline Brands, Inc.	50,760	*
1,200	United Rentals, Inc.	34,692	*
		85,452

July 31, 2012

Schedule of Investment Neuberger Berman Absolute Return Multi-
Manager Fund cont’d (Unaudited)

NUMBER OF
SHARES		VALUE†

Total Common Stocks (Cost $11,867,684)		$11,895,578

Exchange Traded Funds (0.8%)

6,500	PowerShares DB U.S. Dollar Index Bullish Fund	147,615
1,625	ProShares Short 20+ Year Treasury	45,711

Total Exchange Traded Funds (Cost $195,146)		193,326

Rights (0.0%)
Pharmaceuticals (0.0%)

12	Sanofi
	(Cost $17)	17	*

Warrants (0.0%)
Building Products (0.0%)

1,682	Owens Corning
	(Cost $2,264)	1,266	*Ø

PRINCIPAL AMOUNT

Corporate Debt Securities (0.6%)
Electronic Equipment, Instruments & Components (0.1%)
$16,000	Jabil Circuit, Inc., Senior Unsecured Notes, 4.70%, due 9/15/22	16,000

Media - Cable (0.5%)
120,000	DISH DBS Corp., Guaranteed Notes, 5.88%, due 7/15/22	123,600	ñ

Telecom - Integrated/Services (0.0%)
8,000	Level 3 Communications, Inc., Senior Unsecured Notes, 8.88%, due 6/01/19	8,140	ñ

Total Corporate Debt Securities (Cost $144,898)		147,740

Bank Loan Obligationsμ (7.9%)
Capital Markets (0.4%)
100,000	Oceania Capital Partners Ltd., Extended Term Loan B, 5.25%, due 4/27/15	94,500
Containers & Packaging (0.5%)
130,000	Consolidated Container Co. LLC, Term Loan B, due 6/28/19	130,348	¢^^
Diversified Financial Services (0.4%)
100,000	AlixPartners LLP, Term Loan B2, 6.50%, due 5/29/19	99,167
Food Products (0.4%)
100,000	Ferrara Pan Candy Co., Inc., Term Loan, due 6/08/17	99,969	¢^^
Insurance (1.2%)
300,000	Asurion Corp., 1st Lien Term Loan B, due 5/24/18	299,001	¢^^
Internet Software & Services (0.4%)
100,000	Zayo Group LLC/Zayo Capital, Inc., Term Loan B, due 6/15/19	101,063	¢^^

July 31, 2012

Schedule of Investment Neuberger Berman Absolute Return Multi-
Manager Fund cont’d (Unaudited)

PRINCIPAL AMOUNT		VALUE†

Machinery (1.2%)
100,000	Intelligrated, Inc., 2nd Lien Term Loan, due 1/19/19	$99,500	¢^^
200,000	Intelligrated, Inc., Term Loan, due 7/19/18	197,000	¢^^

		296,500
Media (0.8%)
300,000	Tribune Co., Term Loan, due 5/17/14	217,338	¢^^

Software (1.6%)
100,000	Attachmate Corp., Term Loan B, 7.25%, due 11/24/19	99,958
300,000	Paradigm Ltd., 1st Lien Term Loan, due 7/24/19	295,968	¢^^

		395,926

Specialty Retail (1.0%)
250,000	Party City Holdings, Inc., Term Loan, due 7/23/19	250,313	¢^^

Total Bank Loan Obligations (Cost $1,967,112)		1,984,125

CONTRACTS

Purchased Options (0.4%)
Call Options
16	Accretive Health, Inc., Call, Dec 2012 @ 14	2,960
10	AMERICAGROUP Corp., Call, Dec 2012 @ 90	950
11	Chesapeake Energy Corp., Call, Jan 2013 @ 17.5	3,971
4	Dollar Thrifty Automotive Group, Inc., Call, Oct 2012 @ 80	880
4	Dollar Thrifty Automotive Group, Inc., Call, Oct 2012 @ 82.5	940
17	MBIA, Inc., Call, Nov 2012 @ 11	1,530	±
17	Peabody Energy Corp., Call, Aug 2012 @ 26	102

		11,333

Put Options
11	Abercrombie & Fitch Co., Put, Aug 2012 @ 30	825
11	Barnes & Noble, Inc., Put, Oct 2012 @ 15	2,915
29	Best Buy Co., Inc., Put, Sep 2012 @ 22	13,050
38	Hartford Financial Services Group, Inc., Put, Jan 2013 @ 16	6,080
13	Harvest Natural Resources, Inc., Put, Dec 2012 @ 7.5	1,950
13	InterDigital, Inc., Put, Jan 2013 @ 27.5	5,330
33	Monster Worldwide, Inc., Put, Jan 2013 @ 7.5	4,290
4	Navistar International Corp., Put, Oct 2012 @ 25	1,440
10	Navistar International Corp., Put, Oct 2012 @ 30	6,700
17	PSS World Medical, Inc., Put, Nov 2012 @ 20	2,380
16	The Mosaic Co., Put, Jan 2014 @ 55	14,240
25	The Shaw Group, Inc., Put, Oct 2012 @ 38	6,600
40	Warner Chilcott PLC, Put, Oct 2012 @ 20	14,400

		80,200

July 31, 2012

Schedule of Investment Neuberger Berman Absolute Return Multi-
Manager Fund cont’d (Unaudited)

CONTRACTS		VALUE†

Total Purchased Options (Cost $96,146)		$91,533

Total Long Positions (57.3%)
(Cost $14,273,267)		14,313,585	##
Cash, receivable and other assets, less liabilities (63.8%)		15,927,034	± Ø
Short Positions (see summary below) ((21.1)%)		(5,259,297)
Total Net Assets (100.0%)		$24,981,322

NUMBER OF
SHARES

Short Positions ((21.1)%)
Common Stocks Sold Short ((17.3)%)ØØ
Aerospace & Defense (0.3%)
(500)	Aerovironment, Inc.	(11,680)	*
(200)	General Dynamics Corp.	(12,688)
(356)	GeoEye, Inc.	(9,053)	*
(600)	Textron, Inc.	(15,630)
(200)	United Technologies Corp.	(14,888)
		(63,939)

Air Freight & Logistics (0.2%)
(375)	CH Robinson Worldwide, Inc.	(19,819)
(575)	Expeditors International of Washington, Inc.	(20,453)
		(40,272)

Auto Components (0.0%)
(600)	Allison Transmission Holdings, Inc.	(11,286)

Beverages (0.3%)
(630)	The Boston Beer Co., Inc. Class A	(67,864)	*

Biotechnology (0.4%)
(200)	Amgen, Inc.	(16,520)
(590)	Celgene Corp.	(40,391)	*
(1,290)	Seattle Genetics, Inc.	(33,747)	*
		(90,658)
Building Products (0.2%)
(1,275)	Masco Corp.	(15,338)
(2,020)	Quanex Building Products Corp.	(34,138)
		(49,476)

Capital Markets (0.4%)
(2,530)	Stifel Financial Corp.	(76,153)	*
(675)	The Bank of New York Mellon Corp.	(14,364)
		(90,517)

Chemicals (0.8%)
(425)	International Flavors & Fragrances, Inc.	(23,689)
(575)	Koppers Holdings, Inc.	(18,941)
(3,330)	Kronos Worldwide, Inc.	(56,344)
(850)	The Dow Chemical Co.	(24,463)

July 31, 2012

Schedule of Investment Neuberger Berman Absolute Return Multi-
Manager Fund cont’d (Unaudited)

NUMBER OF
SHARES		VALUE†

(450)	The Scotts Miracle-Gro Co. Class A	$(17,955)
(230)	The Sherwin-Williams Co.	(30,900)
(675)	WR Grace & Co.	(37,827)	*
		(210,119)

Commercial Banks (0.3%)
(1,790)	Bank of Hawaii Corp.	(83,611)

Commercial Services & Supplies (0.7%)
(2,600)	Healthcare Services Group, Inc.	(56,368)
(2,970)	Rollins, Inc.	(70,033)
(490)	Stericycle, Inc.	(45,496)	*
		(171,897)

Construction & Engineering (0.1%)
(400)	Jacobs Engineering Group, Inc.	(15,428)	*

Construction Materials (0.2%)
(1,020)	Texas Industries, Inc.	(42,605)

Consumer Finance (0.1%)
(450)	American Express Co.	(25,970)

Diversified Consumer Services (0.2%)
(3,851)	H&R Block, Inc.	(62,117)

Electrical Equipment (0.3%)
(715)	Acuity Brands, Inc.	(41,427)
(500)	EnerSys, Inc.	(17,075)	*
(875)	Sensata Technologies Holding NV	(25,121)	*
		(83,623)

Electronic Equipment, Instruments & Components (0.8%)
(210)	Badger Meter, Inc.	(7,117)
(1,280)	Cognex Corp.	(43,264)
(450)	Dolby Laboratories, Inc. Class A	(15,862)	*
(760)	FARO Technologies, Inc.	(32,703)	*
(1,000)	FUJIFILM Holdings Corp.	(17,860)
(300)	Littelfuse, Inc.	(16,092)
(1,370)	National Instruments Corp.	(35,401)
(920)	Rogers Corp.	(32,982)	*
		(201,281)

Energy Equipment & Services (0.1%)
(720)	Lufkin Industries, Inc.	(33,156)

Food & Staples Retailing (0.2%)
(750)	Sysco Corp.	(22,042)
(225)	Wal-Mart Stores, Inc.	(16,747)
		(38,789)

Health Care Equipment & Supplies (2.3%)
(200)	ABIOMED, Inc.	(4,510)	*
(1,120)	Becton Dickinson and Co.	(84,795)
(500)	CR Bard, Inc.	(48,630)
(1,045)	DENTSPLY International, Inc.	(37,975)
(510)	Edwards Lifesciences Corp.	(51,612)	*
(720)	IDEXX Laboratories, Inc.	(63,482)	*
(600)	MAKO Surgical Corp.	(7,644)	*
(870)	Masimo Corp.	(19,488)	*
(1,280)	Medtronic, Inc.	(50,458)

July 31, 2012

Schedule of Investment Neuberger Berman Absolute Return Multi-
Manager Fund cont’d (Unaudited)

NUMBER OF
SHARES		VALUE†

(1,130)	Mindray Medical International Ltd. ADR	$(33,674)
(1,650)	Neogen Corp.	(63,476)	*
(340)	Sonova Holding AG	(32,096)	*
(1,060)	West Pharmaceutical Services, Inc.	(52,767)
(390)	Zimmer Holdings, Inc.	(22,983)
		(573,590)

Health Care Providers & Services (1.2%)
(670)	Aetna, Inc.	(24,160)
(610)	AmerisourceBergen Corp.	(24,217)
(1,160)	Cardinal Health, Inc.	(49,984)
(201)	Catamaran Corp.	(16,987)	*
(740)	Health Net, Inc.	(16,295)	*
(820)	Henry Schein, Inc.	(61,344)	*
(1,790)	IPC The Hospitalist Co., Inc.	(76,970)	*
(780)	UnitedHealth Group, Inc.	(39,850)

		(309,807)

Hotels, Restaurants & Leisure (0.1%)
(80)	Interval Leisure Group, Inc.	(1,467)
(575)	The Cheesecake Factory, Inc.	(19,274)	*

		(20,741)

Household Durables (0.6%)
(1,800)	iRobot Corp.	(40,968)	*
(425)	Mohawk Industries, Inc.	(28,233)	*
(6,000)	Sharp Corp.	(20,525)
(850)	Sony Corp. ADR	(10,328)
(2,250)	The Ryland Group, Inc.	(53,730)

		(153,784)

Household Products (0.4%)
(300)	Church & Dwight Co., Inc.	(17,283)
(150)	Colgate-Palmolive Co.	(16,104)
(1,590)	Spectrum Brands Holdings, Inc.	(58,560)	*

		(91,947)

Insurance (0.3%)
(1,152)	Assurant, Inc.	(41,714)
(750)	Endurance Specialty Holdings Ltd.	(26,002)

		(67,716)

Internet & Catalog Retail (0.1%)
(178)	Expedia, Inc.	(10,144)
(119)	HSN, Inc.	(5,041)
(158)	TripAdvisor, Inc.	(5,911)	*

		(21,096)

Internet Software & Services (0.6%)
(275)	Equinix, Inc.	(49,000)	*
(1,100)	Facebook, Inc. Class A	(23,881)	*
(710)	LinkedIn Corp. Class A	(72,881)	*

		(145,762)

July 31, 2012

Schedule of Investment Neuberger Berman Absolute Return Multi-
Manager Fund cont’d (Unaudited)

NUMBER OF
SHARES		VALUE†

Leisure Equipment & Products (0.2%)
(630)	Polaris Industries, Inc.	$(47,351)

Life Sciences Tools & Services (0.5%)
(300)	Mettler-Toledo International, Inc.	(46,440)	*
(960)	Thermo Fisher Scientific, Inc.	(53,443)
(420)	Waters Corp.	(32,542)	*

		(132,425)

Machinery (1.3%)
(525)	Actuant Corp. Class A	(14,941)
(1,695)	Donaldson Co., Inc.	(57,850)
(852)	Eaton Corp.	(37,352)
(910)	Graco, Inc.	(41,751)
(250)	Illinois Tool Works, Inc.	(13,585)
(350)	Nordson Corp.	(17,941)
(1,530)	Pall Corp.	(81,717)
(225)	The Toro Co.	(8,460)
(2,510)	Xylem, Inc.	(60,190)

		(333,787)
Media (0.3%)
(750)	Lamar Advertising Co. Class A	(22,763)	*
(525)	Omnicom Group, Inc.	(26,344)
(375)	Viacom, Inc. Class B	(17,516)

		(66,623)

Metals & Mining (0.2%)
(1,680)	AMCOL International Corp.	(51,576)

Office Electronics (0.1%)
(1,800)	Brother Industries Ltd.	(16,628)
(2,000)	Ricoh Co., Ltd.	(13,673)

		(30,301)

Oil, Gas & Consumable Fuels (0.3%)
(3,070)	Bonanza Creek Energy, Inc.	(53,817)	*
(264)	Chesapeake Energy Corp.	(4,968)
(464)	Kinder Morgan, Inc.	(16,616)

		(75,401)
Pharmaceuticals (0.3%)
(900)	Eisai Co., Ltd.	(39,828)
(600)	Takeda Pharmaceutical Co. Ltd.	(27,558)

		(67,386)

Professional Services (0.1%)
(1,225)	Heidrick & Struggles International, Inc.	(16,391)

Real Estate Investment Trusts (0.2%)
(1,479)	CapLease, Inc.	(6,729)
(68)	Entertainment Properties Trust	(3,071)
(561)	National Retail Properties, Inc.	(16,550)
(472)	Realty Income Corp.	(19,446)

		(45,796)

July 31, 2012

Schedule of Investment Neuberger Berman Absolute Return Multi-
Manager Fund cont’d (Unaudited)

NUMBER OF
SHARES		VALUE†

Road & Rail (0.1%)
(2,110)	Knight Transportation, Inc.	$(32,346)

Semiconductors & Semiconductor Equipment (0.2%)
(225)	Altera Corp.	(7,976)
(1,960)	Cavium, Inc.	(52,959)	*

		(60,935)

Software (0.7%)
(1,250)	CA, Inc.	(30,088)
(275)	Dassault Systemes S.A. ADR	(27,500)
(490)	FactSet Research Systems, Inc.	(45,550)
(1,450)	Fortinet, Inc.	(34,814)	*
(2,020)	Progress Software Corp.	(39,269)	*
(215)	Verint Systems, Inc.	(6,001)	*

		(183,222)

Specialty Retail (0.6%)
(149)	Abercrombie & Fitch Co. Class A	(5,036)
(1,250)	Chico's FAS, Inc.	(19,150)
(1,360)	Jos A Bank Clothiers, Inc.	(57,474)	*
(590)	Tiffany & Co.	(32,409)
(875)	Urban Outfitters, Inc.	(26,731)	*
(525)	Williams-Sonoma, Inc.	(18,244)

		(159,044)

Textiles, Apparel & Luxury Goods (0.5%)
(325)	Coach, Inc.	(16,032)
(740)	Columbia Sportswear Co.	(37,437)
(900)	True Religion Apparel, Inc.	(23,616)
(280)	VF Corp.	(41,804)

		(118,889)
Thrifts & Mortgage Finance (0.2%)
(5,510)	People's United Financial, Inc.	(63,145)

Trading Companies & Distributors (0.1%)
(75)	WW Grainger, Inc.	(15,362)

Transportation Infrastructure (0.2%)
(4,110)	Wesco Aircraft Holdings, Inc.	(54,869)	*

Total Common Stocks Sold Short (Proceeds $(4,321,093))		(4,321,900)

Exchange Traded Funds Sold Short (3.8%)ØØ
(977)	Alerian MLP ETF	(16,072)
(650)	CurrencyShares Euro Trust	(79,495)
(4,625)	Financial Select Sector SPDR Fund	(67,802)
(375)	iShares Barclays 7-10 Year Treasury Bond Fund	(40,980)
(591)	iShares Dow Jones U.S. Real Estate Index Fund	(38,669)
(380)	iShares Nasdaq Biotechnology Index Fund	(50,848)
(1,175)	iShares PHLX SOX Semiconductor Sector Index Fund	(61,323)
(3,540)	iShares Russell 2000 Index Fund	(277,359)
(1,766)	SPDR S&P 500 ETF Trust	(243,196)
(360)	SPDR S&P MidCap 400 ETF Trust	(61,653)

July 31, 2012

Schedule of Investment Neuberger Berman Absolute Return Multi-
Manager Fund cont’d (Unaudited)

Total Exchange Traded Funds Sold Short (Proceeds $(922,977))	$(937,397)

Total Short Positions
(Proceeds $(5,244,070))	(5,259,297)

See Notes to Schedule of Investments

July 31, 2012
Notes to Schedule of Investments (Unaudited)

†	In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), all investments held by Neuberger Berman Absolute Return Multi-Manager Fund (the “Fund”) is carried at the value that Neuberger Berman Management LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in equity securities (long and short positions), exchange traded funds, purchased option contracts and written option contracts, for which market quotations are readily available, is generally determined by Management by obtaining valuations from an independent pricing service based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued by a Fund at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations.

The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by an independent pricing service to value certain types of debt securities of the Fund:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available.

Bank Loans. Inputs used by independent pricing services to value bank loan securities include multiple broker quotes (generally Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, the applicable Fund seeks to obtain quotations from principal market makers (generally considered

Notes to Schedule of Investments (Unaudited)(cont'd)

Level 3 inputs). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Alternative Funds’ Board of Trustees (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security based on Level 2 or 3 inputs, including available analyst, media or other reports, trading in futures, or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Fund’s investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Fund’s investments as of July 31, 2012:

Asset Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Aerospace & Defense	$192,151	$—	$—	$192,151
Air Freight & Logistics	50,859	21,677	—	72,536
Auto Components	38,922	—	—	38,922
Beverages	150,001	—	—	150,001
Biotechnology	1,015,466	—	—	1,015,466
Building Products	30,968	—	—	30,968
Capital Markets	43,350	—	—	43,350
Chemicals	190,566	—	—	190,566
Commercial Banks	170,669	—	—	170,669
Commercial Services & Supplies	98,399	—	—	98,399
Communications Equipment	254,546	—	—	254,546
Computers & Peripherals	130,337	—	—	130,337
Construction & Engineering	227,868	—	—	227,868
Diversified Financial Services	119,640	—	—	119,640
Electrical Equipment	291,361	—	—	291,361
Electronic Equipment, Instruments & Components	437,876	—	—	437,876
Energy Equipment & Services	38,254	—	—	38,254
Food & Staples Retailing	93,758	—	—	93,758
Food Products	101,086	—	—	101,086
Health Care Equipment & Supplies	607,122	—	—	607,122
Health Care Providers & Services	1,386,158	—	—	1,386,158
Health Care Technology	45,830	—	—	45,830

Notes to Schedule of Investments (Unaudited)(cont'd)

Hotels, Restaurants & Leisure	192,146	—	—	192,146
Household Durables	35,306	34,378	—	69,684
Industrial Conglomerates	229,649	—	—	229,649
Insurance	262,717	—	—	262,717
Internet & Catalog Retail	135,437	—	—	135,437
Internet Software & Services	510,639	—	—	510,639
IT Services	149,230	—	—	149,230
Life Sciences Tools & Services	155,621	—	—	155,621
Machinery	312,304	—	—	312,304
Media	334,603	—	—	334,603
Metals & Mining	64,323	—	—	64,323
Multiline Retail	48,460	—	—	48,460
Multi-Utilities	45,499	—	—	45,499
Oil, Gas & Consumable Fuels	549,184	—	—	549,184
Paper & Forest Products	45,440	—	—	45,440
Personal Products	51,103	—	—	51,103
Pharmaceuticals	1,013,781	86,331	—	1,100,112
Professional Services	—	13,609	—	13,609
Real Estate Investment Trusts	191,540	—	—	191,540
Real Estate Management & Development	41,803	—	—	41,803
Road & Rail	233,546	—	—	233,546
Semiconductors & Semiconductor Equipment	192,814	—	—	192,814
Software	661,234	—	—	661,234
Specialty Retail	387,110	—	—	387,110
Textiles, Apparel & Luxury Goods	7,291	—	—	7,291
Thrifts & Mortgage Finance	88,164	—	—	88,164
Trading Companies & Distributors	85,452	—	—	85,452
Total Common Stocks	11,739,583	155,995	—	11,895,578
Exchange Traded Funds	193,326	—	—	193,326
Rights^	17	—	—	17
Warrants^	1,266	—	—	1,266
Corporate Debt Securities^	—	147,740	—	147,740
Bank Loan Obligations^	—	1,984,125	—	1,984,125
Purchased Options	91,533	—	—	91,533
Total Investments	12,025,725	2,287,860	—	14,313,585

Liability Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks Sold Short
Aerospace & Defense	$(63,939)	$—	$—	$(63,939)
Air Freight & Logistics	(40,272)	—	—	(40,272)
Auto Components	(11,286)	—	—	(11,286)
Beverages	(67,864)	—	—	(67,864)
Biotechnology	(90,658)	—	—	(90,658)
Building Products	(49,476)	—	—	(49,476)
Capital Markets	(90,517)	—	—	(90,517)

Notes to Schedule of Investments (Unaudited)(cont'd)

Chemicals	(210,119)	—	—	(210,119)
Commercial Banks	(83,611)	—	—	(83,611)
Commercial Services & Supplies	(171,897)	—	—	(171,897)
Construction & Engineering	(15,428)	—	—	(15,428)
Construction Materials	(42,605)	—	—	(42,605)
Consumer Finance	(25,970)	—	—	(25,970)
Diversified Consumer Services	(62,117)	—	—	(62,117)
Electrical Equipment	(83,623)	—	—	(83,623)
Electronic Equipment, Instruments & Components	(183,421)	(17,860)	—	(201,281)
Energy Equipment & Services	(33,156)	—	—	(33,156)
Food & Staples Retailing	(38,789)	—	—	(38,789)
Health Care Equipment & Supplies	(541,494)	(32,096)	—	(573,590)
Health Care Providers & Services	(309,807)	—	—	(309,807)
Hotels, Restaurants & Leisure	(20,741)	—	—	(20,741)
Household Durables	(133,259)	(20,525)	—	(153,784)
Household Products	(91,947)	—	—	(91,947)
Insurance	(67,716)	—	—	(67,716)
Internet & Catalog Retail	(21,096)	—	—	(21,096)
Internet Software & Services	(145,762)	—	—	(145,762)
Leisure Equipment & Products	(47,351)	—	—	(47,351)
Life Sciences Tools & Services	(132,425)	—	—	(132,425)
Machinery	(333,787)	—	—	(333,787)
Media	(66,623)	—	—	(66,623)
Metals & Mining	(51,576)	—	—	(51,576)
Office Electronics	—	(30,301)	—	(30,301)
Oil, Gas & Consumable Fuels	(75,401)	—	—	(75,401)
Pharmaceuticals	—	(67,386)	—	(67,386)
Professional Services	(16,391)	—	—	(16,391)
Real Estate Investment Trusts	(45,796)	—	—	(45,796)
Road & Rail	(32,346)	—	—	(32,346)
Semiconductors & Semiconductor Equipment	(60,935)	—	—	(60,935)
Software	(183,222)	—	—	(183,222)
Specialty Retail	(159,044)	—	—	(159,044)
Textiles, Apparel & Luxury Goods	(118,889)	—	—	(118,889)
Thrifts & Mortgage Finance	(63,145)	—	—	(63,145)
Trading Companies & Distributors	(15,362)	—	—	(15,362)
Transportation Infrastructure	(54,869)	—	—	(54,869)
Total Common Stocks Sold Short	(4,153,732)	(168,168)	—	(4,321,900)
Exchange Traded Funds Sold Short	(937,397)	—	—	(937,397)
Total	(5,091,129)	(168,168)	—	(5,259,297)

^    The Schedule of Investments provides information on the industry categorization for the portfolio.

The following is a summary, categorized by Level, of inputs used to value the Fund’s derivatives as of July 31, 2012:

Level 1	Level 2	Level 3	Total

Written Options	$(7,654)	$ —	$ —	$ (7,654)
Total	$(7,654)	$ —	$ —	$ (7,654)

Notes to Schedule of Investments (Unaudited)(cont'd)

##  At July 31, 2012, selected fund information on a U.S. federal income tax basis was as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Absolute Return Multi-Manager	$14,273,267	$289,178	$248,860	$40,318

* Security did not produce income during the last twelve months.

±	At July 31, 2012, the Fund had outstanding call and put options written as follows:

Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Options
Accretive Health, Inc., Call	16	$19	December 2012	$(640)
Best Buy Co., Inc., Put	31	10	December 2012	(775)
Corrections Corp. of America, Call	8	30	August 2012	(1,600)
Corrections Corp. of America, Call	8	30	September 2012	(2,160)
Dollar Thrifty Automotive Group, Inc., Call	9	87.5	October 2012	(270)
InterDigital, Inc., Put	6	17.5	January 2013	(330)
MBIA, Inc., Call	17	14	November 2012	(459)
Yahoo!, Inc., Call	20	16	September 2012	(940)
Yahoo!, Inc., Put	20	15	September 2012	(480)
			Total	$(7,654)

ñ
Securities were purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.  These securities have been deemed by the investment manager to be liquid.  At July 31, 2012, these securities amounted to approximately $131,740 or 0.5% of net assets for the Fund.

Ø	All or a portion of this security or cash is segregated in connection with obligations for common stocks sold short and/or delayed delivery purchase commitments and/or call and put options written.
ØØ
At July 31, 2012, the Fund had deposited $5,559,043 in one or more accounts in connection with put options written and to satisfy collateral requirements for borrowing in connection with securities sold short. At July 31, 2012, the Fund had pledged securities in the amount of $667,716 to cover collateral requirements for borrowing in connection with securities sold short.

μ
Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of July 31, 2012 and their final maturity dates.

¢	All or a portion of this security was purchased on a delayed delivery basis.
^^	All or a portion of this security has not settled as of July 31, 2012 and thus does not have an interest rate in effect. Interest rates do not take effect until settlement.

For information on the Fund’s significant accounting policies, please refer to the Fund’s upcoming shareholder report.

Notes to Schedule of Investments (Unaudited)

JULY 31, 2012

Schedule of Investments Global Allocation Fund
(Unaudited)

NUMBER OF SHARES		VALUE($)†

Long Positions (89.7%)

Common Stocks (30.5%)

Belgium (0.3%)
1,105	Umicore SA	48,893

Canada (1.0%)
1,413	Alacer Gold Corp.	8,384	*
3,368	PetroBakken Energy Ltd.	41,812
8,888	Petrominerales Ltd.	82,246
1,234	Pretium Resources, Inc.	18,039	*
		150,481
Denmark (0.5%)
7,376	Pandora A/S	70,594

Germany (1.0%)
6,230	Drillisch AG	58,260
229	Duerr AG	15,266
3,983	Gildemeister AG	60,072
312	Hannover Rueckversicherung AG	18,643
		152,241
Japan (0.3%)
500	GROWELL HOLDINGS Co. Ltd.	18,222
9,000	JACCS Co. Ltd.	28,956
		47,178
Netherlands (0.5%)
1,654	LyondellBasell Industries NV Class A	73,653

Singapore (0.8%)
90,000	STX OSV Holdings Ltd.	113,022

United Kingdom (7.8%)
64,470	Barratt Developments PLC	133,159	*
38,931	Bodycote PLC	200,114
24,523	Cape PLC	111,185
24,024	easyJet PLC	210,832
73,199	Homeserve PLC	238,333
26,360	International Personal Finance PLC	115,449
1,501	PayPoint PLC	16,438
20,054	Tetragon Financial Group Ltd.	150,631
		1,176,141
United States (18.3%)
4,056	American Capital Ltd.	40,398	*
13,762	American Equity Investment Life Holding Co.	160,603	È
7,138	American International Group, Inc.	223,205	*
2,993	American Vanguard Corp.	70,006	È
1,230	Arctic Cat, Inc.	54,120	*È
4,342	Assured Guaranty Ltd.	52,017	È
254	CNA Financial Corp.	6,632	È
4,307	Conn's, Inc.	76,880	*È
2,562	Delek US Holdings, Inc.	50,574	È
8,833	Delta Air Lines, Inc.	85,238	*
1,127	DXP Enterprises, Inc.	49,813	*È
1,263	Flotek Industries, Inc.	12,340	*È
1,065	Georgia Gulf Corp.	34,911	È
11,821	Global Cash Access Holdings, Inc.	76,364	*È
9,150	Harbinger Group, Inc.	84,729	*È
1,690	Hartford Financial Services Group, Inc.	27,801	È
6,082	Horace Mann Educators Corp.	106,070	È
1,924	Kronos Worldwide, Inc.	32,554	È
8,915	LeapFrog Enterprises, Inc. Class A	102,433	*È
4,830	Lincoln National Corp.	96,841
3,130	MetLife, Inc.	96,310
826	Mohawk Industries, Inc.	54,871	*È
1,653	Molina Healthcare, Inc.	40,350	*
1,730	Movado Group, Inc.	40,551
1,222	Myers Industries, Inc.	20,090	È
4,894	Parker Drilling Co.	22,659	*È
1,365	Pharmacyclics, Inc.	72,632	*È
7,241	Protective Life Corp.	202,096
1,270	Sauer-Danfoss, Inc.	45,961
10,252	Spirit Airlines, Inc.	220,521	*È
945	Susquehanna Bancshares, Inc.	10,074	È
2,153	Swift Transportation Co. Class A	17,870	*È
11,343	Symetra Financial Corp.	131,919	È
2,501	TPC Group, Inc.	96,288	*
628	Virtus Investment Partners, Inc.	52,576	*
8,584	Western Refining, Inc.	201,982	È
		2,770,279
Total Common Stocks
(Cost $4,317,926)		4,602,482

Exchange Traded Funds (3.2%)
11,926	Vanguard MSCI Emerging Markets (Cost $481,806)	477,278

Short-Term Investments (56.0%)
8,454,649	State Street Institutional Government Money Market Fund Institutional Class (Cost $8,454,649)	8,454,649	ØØ

Total Long Positions (89.7%)
(Cost $13,254,381)		13,534,409	##

Cash, receivables and other assets, less liabilities (39.3%)		5,931,966	±

Short Positions (see summary below) ((29.0)%)		(4,379,055)

Total Net Assets (100.0%)		$15,087,320

Short Positions ((29.0)%)

Common Stocks Sold Short (29.0%)‡

Austria (0.3%)
(4,269)	Zumtobel AG	(45,760)

Canada (1.1%)
(688)	Athabasca Oil Corp.	(8,431)	*
(2,799)	Birchcliff Energy Ltd.	(19,454)	*
(630)	Celtic Exploration Ltd.	(11,000)	*
(1,270)	Enerplus Corp.	(17,843)
(13,047)	Ivanhoe Mines Ltd.	(109,934)	*
		(166,662)
Denmark (0.5%)
(2,865)	Novozymes A/S	(70,434)

Germany (0.7%)
(2,701)	Wincor Nixdorf AG	(102,593)

Japan (0.3%)
(8,100)	Hulic Co. Ltd.	(42,404)	*
(1,300)	TSI Holdings Co. Ltd.	(8,090)
		(50,494)
Portugal (1.5%)
(16,695)	Galp Energia SGPS SA	(225,816)

Singapore (0.8%)
(90,000)	CapitaMalls Asia Ltd.	(117,355)

United Kingdom (6.5%)
(22,212)	Capita PLC	(246,927)
(24,643)	Domino's Pizza Group PLC	(197,420)
(20,831)	Hikma Pharmaceuticals PLC	(226,852)
(30,056)	Inmarsat PLC	(231,116)
(12,343)	Premier Oil PLC	(74,374)	*
		(976,689)
United States (17.3%)
(3,735)	Acme Packet, Inc.	(59,200)	*
(2,039)	Aerovironment, Inc.	(47,631)	*
(21,957)	Alpha Natural Resources, Inc.	(153,918)	*
(1,919)	Amylin Pharmaceuticals, Inc.	(59,086)	*
(1,926)	Apartment Investment & Management Co.	(52,830)
(2,738)	Aruba Networks, Inc.	(38,825)	*
(2,583)	Bill Barrett Corp.	(54,398)	*
(4,570)	Cavium, Inc.	(123,481)	*
(516)	Ciena Corp.	(8,271)	*
(3,913)	Cypress Semiconductor Corp.	(41,830)	*
(372)	Deckers Outdoor Corp.	(15,516)	*
(2,292)	DigitalGlobe, Inc.	(44,625)	*
(590)	Dresser-Rand Group, Inc.	(27,441)	*
(5,436)	Electronic Arts, Inc.	(59,905)	*
(1,392)	Equity Lifestyle Properties, Inc.	(100,112)
(4,806)	FLIR Systems, Inc.	(98,283)
(1,542)	Ford Motor Co.	(14,248)
(6,353)	HMS Holdings Corp.	(218,607)	*
(211)	Home Properties, Inc.	(13,844)
(5,183)	Idenix Pharmaceuticals, Inc.	(52,504)	*
(8,688)	InterDigital, Inc.	(237,182)
(18,652)	InterMune, Inc.	(164,697)	*
(2,834)	Investors Real Estate Trust	(23,125)
(3,870)	Ironwood Pharmaceuticals, Inc. Class A	(49,807)	*
(767)	Level 3 Communications, Inc.	(14,780)	*
(2,907)	Linear Technology Corp.	(93,751)
(373)	Lufkin Industries, Inc.	(17,177)
(21,381)	McDermott International, Inc.	(250,158)	*
(2,920)	Netflix, Inc.	(166,002)	*
(1,708)	Power-One, Inc.	(8,540)	*
(7,931)	Shutterfly, Inc.	(260,375)	*
(3,610)	WebMD Health Corp.	(53,103)	*
		(2,623,252)
Total Short Positions
(Proceeds $(4,416,897))		(4,379,055)

LONG POSITIONS BY INDUSTRY
Global Allocation Fund (Unaudited)

Industry	Investments at Value†	Percentage of Net Assets
Insurance	$1,122,137	7.4%
Airlines	516,591	3.4%
Exchange Traded Funds	477,278	3.2%
Machinery	434,435	2.9%
Oil, Gas & Consumable Fuels	376,614	2.5%
Commercial Services & Supplies	365,956	2.4%
Chemicals	319,752	2.1%
Capital Markets	243,605	1.6%
Household Durables	188,030	1.3%
Leisure Equipment & Products	156,553	1.0%
Consumer Finance	144,405	1.0%
Textiles, Apparel & Luxury Goods	111,145	0.7%
Household Products	84,729	0.6%
Specialty Retail	76,880	0.5%
IT Services	76,364	0.5%
Metals & Mining	75,316	0.5%
Biotechnology	72,632	0.5%
Wireless Telecommunication Services	58,260	0.4%
Trading Companies & Distributors	49,813	0.3%
Health Care Providers & Services	40,350	0.3%
Energy Equipment & Services	22,659	0.2%
Containers & Packaging	20,090	0.1%
Food & Staples Retailing	18,222	0.1%
Road & Rail	17,870	0.1%
Commercial Banks	10,074	0.1%
Short-Term Investments and Other Assets-Net	14,386,615	95.3%
Short Positions (see summary on the following page)	(4,379,055)	(29.0)%

	$15,087,320	100.0%

SHORT POSITIONS BY INDUSTRY
Global Allocation Fund (Unaudited)

Industry	Investments at Value†	Percentage of Net Assets
Oil, Gas & Consumable Fuels	$(565,234)	(3.7)%
Internet & Catalog Retail	(426,377)	(2.8)%
Communications Equipment	(343,478)	(2.3)%
Biotechnology	(326,094)	(2.2)%
Energy Equipment & Services	(294,776)	(2.0)%
Semiconductors & Semiconductor Equipment	(259,062)	(1.7)%
Professional Services	(246,927)	(1.6)%
Diversified Telecommunication Services	(245,896)	(1.6)%
Pharmaceuticals	(226,852)	(1.5)%
Health Care Providers & Services	(218,607)	(1.4)%
Hotels, Restaurants & Leisure	(197,420)	(1.3)%
Real Estate Investment Trusts	(189,911)	(1.3)%
Real Estate Management & Development	(159,759)	(1.1)%
Metals & Mining	(109,934)	(0.7)%
Electronic Equipment, Instruments & Components	(106,823)	(0.7)%
Computers & Peripherals	(102,593)	(0.7)%
Aerospace & Defense	(92,256)	(0.6)%
Chemicals	(70,434)	(0.5)%
Software	(59,905)	(0.4)%
Internet Software & Services	(53,103)	(0.4)%
Electrical Equipment	(45,760)	(0.3)%
Textiles, Apparel & Luxury Goods	(23,606)	(0.1)%
Automobiles	(14,248)	(0.1)%

Total Common Stocks Sold Short	$(4,379,055)	(29.0)%

JULY 31, 2012

Schedule of Investments Long Short Fund
(Unaudited)

NUMBER OF SHARES		VALUE($)†

Long Positions (104.6%)

Common Stocks (53.1%)

Aerospace & Defense (0.7%)
2,400	Boeing Co.	177,384	ØØ
1,100	Precision Castparts Corp.	171,116	ØØ
		348,500
Air Freight & Logistics (1.0%)
4,300	United Parcel Service, Inc. Class B	325,123	ØØ
15,000	UTi Worldwide, Inc.	198,750
		523,873
Beverages (0.3%)
2,300	Beam, Inc.	144,624

Biotechnology (0.8%)
64,000	Abcam PLC	405,646

Commercial Banks (0.8%)
8,500	Fifth Third Bancorp	117,470	ØØ
6,525	U.S. Bancorp	218,588	ØØ
3,300	Wells Fargo & Co.	111,573	ØØ
		447,631
Communications Equipment (0.7%)
20,000	Juniper Networks, Inc.	350,600	*ØØ

Computers & Peripherals (2.7%)
1,000	Apple, Inc.	610,760	*ØØ
18,500	EMC Corp.	484,885	*ØØ
8,000	SanDisk Corp.	329,040	*ØØ
		1,424,685
Consumer Finance (0.2%)
7,300	SLM Corp.	116,727	ØØ

Diversified Consumer Services (0.7%)
21,200	K12, Inc.	383,296	*ØØ

Diversified Financial Services (2.5%)
12,500	Bank of America Corp.	91,750
6,000	Citigroup, Inc.	162,780	ØØ
13,750	CME Group, Inc.	716,512	ØØ
10,000	JPMorgan Chase & Co.	360,000	ØØ
		1,331,042
Electric Utilities (2.9%)
28,500	Brookfield Infrastructure Partners LP	948,195
15,200	Northeast Utilities	606,176	ØØ
		1,554,371
Electronic Equipment, Instruments & Components (0.4%)
10,000	Elster Group SE ADR	204,200	*ØØ

Energy Equipment & Services (0.8%)
3,050	Baker Hughes, Inc.	141,276	ØØ
4,000	Schlumberger Ltd.	285,040	ØØ
		426,316
Food & Staples Retailing (0.6%)
8,800	Walgreen Co.	319,968	ØØ

Health Care Equipment & Supplies (1.2%)
15,100	Sirona Dental Systems, Inc.	652,773	*ØØ

Health Care Providers & Services (1.4%)
16,800	HealthSouth Corp.	376,320	*ØØ
4,600	HMS Holdings Corp.	158,286	*ØØ
9,100	Molina Healthcare, Inc.	222,131	*
		756,737
Hotels, Restaurants & Leisure (3.7%)
14,000	Arcos Dorados Holdings, Inc. Class A	183,120
46,300	Del Frisco's Restaurant Group, Inc.	601,900	*
11,700	Dunkin' Brands Group, Inc.	354,276	ØØ
6,400	McDonald's Corp.	571,904	ØØ
5,100	Wyndham Worldwide Corp.	265,455	ØØ
		1,976,655
Independent Power Producers & Energy Traders (0.5%)
8,200	Brookfield Renewable Energy Partners LP	242,589

Industrial Conglomerates (0.7%)
4,100	3M Co.	374,043	ØØ

Internet Software & Services (1.5%)
3,625	eBay, Inc.	160,587	*ØØ
13,000	Facebook, Inc. Class A	282,230	*
600	Google, Inc. Class A	379,782	*ØØ
		822,599
IT Services (2.0%)
12,700	Vantiv, Inc. Class A	286,512	*ØØ
4,800	Visa, Inc. Class A	619,536	ØØ
2,350	Wright Express Corp.	151,293	*ØØ
		1,057,341
Machinery (1.3%)
2,350	Cummins, Inc.	225,365	ØØ
11,550	Ingersoll-Rand PLC	489,836
		715,201
Media (0.4%)
17,100	Regal Entertainment Group Class A	236,322

Metals & Mining (1.0%)
25,000	Steel Dynamics, Inc.	322,250
6,000	Walter Energy, Inc.	205,800	ØØ
		528,050
Multi-Utilities (1.6%)
34,000	NiSource, Inc.	870,060	ØØ

Multiline Retail (1.5%)
13,000	Target Corp.	788,450	ØØ

Oil, Gas & Consumable Fuels (5.5%)
50,000	Alpha Natural Resources, Inc.	350,500	*ØØ
22,000	Enbridge, Inc.	898,920
33,000	Forest Oil Corp.	226,050	*
10,000	Kinder Morgan, Inc.	358,100	ØØ
4,500	Oasis Petroleum, Inc.	117,810	*ØØ
11,000	Peabody Energy Corp.	229,680	ØØ
4,500	Pioneer Natural Resources Co.	398,835	ØØ
12,000	Teekay Corp.	368,760
		2,948,655
Pharmaceuticals (1.2%)
18,500	Bristol-Myers Squibb Co.	658,600	ØØ

Professional Services (1.1%)
17,400	Nielsen Holdings NV	495,900	*
2,000	Verisk Analytics, Inc. Class A	100,500	*ØØ
		596,400
Real Estate Investment Trusts (REITs) (0.2%)
6,300	General Growth Properties, Inc.	114,156	ØØ

Real Estate Management & Development (1.0%)
4,400	Brookfield Asset Management, Inc. Class A	148,764
26,000	Forest City Enterprises, Inc. Class A	366,860	*
		515,624
Semiconductors & Semiconductor Equipment (0.9%)
6,000	Altera Corp.	212,700	ØØ
5,000	ASML Holding NV ADR	287,500	ØØ
		500,200
Software (1.1%)
40,000	Activision Blizzard, Inc.	481,200
3,900	Oracle Corp.	117,780	ØØ
		598,980
Specialty Retail (4.1%)
20,000	Asbury Automative Group, Inc.	523,200	*ØØ
19,000	Collective Brands, Inc.	408,880	*ØØ
9,400	Five Below, Inc.	275,796	*
4,150	Home Depot, Inc.	216,547	ØØ
16,800	Sally Beauty Holdings, Inc.	443,856	*ØØ
3,450	Tractor Supply Co.	313,501	ØØ
		2,181,780
Textiles, Apparel & Luxury Goods (1.7%)
20,500	Wolverine World Wide, Inc.	910,815	ØØ
Tobacco (1.4%)
4,000	Lorillard, Inc.	514,560	ØØ
2,800	Philip Morris International, Inc.	256,032
		770,592
Water Utilities (0.9%)
13,450	American Water Works Co., Inc.	487,563	ØØ

Wireless Telecommunication Services (2.1%)
40,000	MetroPCS Communications, Inc.	350,400	*
7,170	SBA Communications Corp. Class A	423,460	*
84,900	Sprint Nextel Corp.	370,164	*
		1,144,024
Total Common Stocks
(Cost $27,586,736)		28,429,688

Preferred Stocks (0.9%)

Automobiles (0.3%)
5,000	General Motors Co., Ser. B, 4.75%	167,350

Banks (0.4%)
9,000	GMAC Capital Trust I, Ser. 2, 8.13%	219,420

Diversified Financial Services (0.2%)
2,600	Citigroup Capital XIII, 7.88%	71,214

Total Preferred Stocks
(Cost $456,566)		457,984

Principal Amount ($)		VALUE($)†

Corporate Debt Securities (16.6%)

Auto Parts & Equipment (1.0%)
500,000	The Goodyear Tire & Rubber Co., Guaranteed Notes, 7.00%, due 5/15/22	510,625

Banks (1.3%)
325,000	Ally Financial, Inc., Guaranteed Notes, 5.50%, due 2/15/17	338,575
50,000	Ally Financial, Inc., Guaranteed Notes, 8.00%, due 3/15/20	59,437
255,000	The Goldman Sachs Group, Inc., Senior Unsecured Notes, 5.75%, due 1/24/22	278,543
		676,555
Building Materials (0.3%)
100,000	Masco Corp., Senior Unsecured Notes, 5.95%, due 3/15/22	104,534
27,000	Masco Corp., Senior Unsecured Notes, 7.13%, due 3/15/20	30,162
		134,696
Coal (0.8%)
500,000	Arch Coal, Inc., Guaranteed Notes, 7.25%, due 10/1/20	433,750

Commercial Services (0.3%)
150,000	Avis Budget Car Rental LLC, Guaranteed Notes, 8.25%, due 1/15/19	161,063

Diversified Financial Services (1.1%)
485,000	E*TRADE Financial Corp., Senior Unsecured Notes, 6.75%, due 6/1/16	500,156
100,000	SLM Corp., Unsecured Medium Term Notes, 6.00%, due, 1/25/17	104,750
		604,906
Entertainment (0.6%)
300,000	Regal Entertainment Group, Guaranteed Notes, 9.13%, due 8/15/18	336,750

Food (0.8%)
500,000	SUPERVALU, Inc., Senior Unsecured Notes, 8.00%, due 5/1/16	430,625

Healthcare-Services (0.2%)
100,000	HCA Holdings, Inc., Senior Unsecured Notes, 7.75%, due 5/15/21	108,875

Iron - Steel (1.5%)
700,000	AK Steel Corp., Guaranteed Notes, 7.63%,due 5/15/20	591,500
50,000	United States Steel Corp., Senior Unsecured Notes, 7.38%, due 4/1/20	49,250
175,000	United States Steel Corp., Senior Unsecured Notes, 7.50%, due 3/15/22	170,188
		810,938
Media (1.5%)
290,000	Cablevision Systems Corp., Senior Unsecured Notes, 7.75%, due 4/15/18	315,375
225,000	CCO Holdings LLC, Guaranteed Notes, 6.63%, due 1/31/22	244,687
250,000	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 9.25%, due 12/15/17	270,000
		830,062
Oil & Gas (4.4%)
655,000	Chesapeake Energy Corp., Guaranteed Notes, 6.78%, due 3/15/19	641,900
500,000	EXCO Resources, Inc., Guaranteed Notes, 7.50%, due 9/15/18	452,500
630,000	Forest Oil Corp., Guaranteed Notes, 7.25%, due 6/15/19	607,950
125,000	SandRidge Energy, Inc., Guaranteed Notes, 8.75%, due 1/15/20	133,125
515,000	SandRidge Energy, Inc., Guaranteed Notes, 7.50%, due 3/15/21	525,300
		2,360,775
Retail (1.2%)
600,000	JC Penney Corp., Inc., Senior Unsecured Notes, 5.65%, due 6/1/20	503,250
110,000	The Gap, Inc. Senior Unsecured Notes, 5.95%, due 4/12/21	116,173
		619,423
Telecommunications (1.6%)
490,000	MetroPCS Wireless, Inc., Guaranteed Notes, 6.63%, due 11/15/20	494,900
325,000	Sprint Nextel Corp., Senior Unsecured Notes, 8.38%, due 8/15/17	355,062
		849,962
Total Corporate Debt Securities
(Cost $8,826,144)		8,869,005

CONTRACTS		VALUE($)†

Purchased Options (0.0%)
50	Seagate Technology, Put, September 2012 @ 20 (Cost $5,525)	400

NUMBER OF SHARES		VALUE($)†

Short-Term Investments (34.0%)
18,205,577	State Street Institutional Government Money Market Fund Institutional Class (Cost $18,205,577)	18,205,577	ØØ

Total Long Positions (104.6%)
(Cost $55,080,548)		55,962,654	##

Cash, receivables and other assets, less liabilities (3.2%)		1,708,728	±

Short Positions (see summary below) ((7.8)%)		(4,172,309)

Total Net Assets (100.0%)		$53,499,073

Short Positions ((7.8)%)

Common Stocks Sold Short (4.5%)‡

Capital Markets (0.8%)
(8,300)	Federated Investors, Inc., Class B	(166,913)
(1,600)	Goldman Sachs Group, Inc.	(161,440)
(4,500)	Legg Mason, Inc.	(110,340)
		(438,693)
Electrical Equipment (0.1%)
(1,000)	Rockwell Automation, Inc.	(67,360)

Hotels, Restaurants & Leisure (0.6%)
(3,500)	Brinker International, Inc.	(113,435)
(3,800)	Darden Restaurants, Inc.	(194,484)
		(307,919)
Internet & Catalog Retail (0.2%)
(400)	Amazon.com, Inc.	(93,320)	*

Internet Software & Services (0.1%)
(450)	LinkedIn Corp. Class A	(46,193)	*

Machinery (0.5%)
(3,300)	Kennametal, Inc.	(121,770)
(3,100)	WABCO Holdings, Inc.	(170,252)	*
		(292,022)
Media (0.1%)
(750)	Discovery Communications, Class A	(37,972)	*

Multiline Retail (0.5%)
(1,500)	Family Dollar Stores, Inc.	(99,120)
(7,400)	J.C. Penney Co., Inc.	(166,574)
		(265,694)
Professional Services (0.3%)
(1,850)	Dun & Bradstreet Corp.	(148,352)

Semiconductors & Semiconductor Equipment (0.6%)
(6,600)	Lam Research Corp.	(227,106)	*
(1,000)	NXP Semiconductors NV	(22,590)	*
(2,900)	Xilinx, Inc.	(93,960)
		(343,656)
Textiles, Apparel & Luxury Goods (0.5%)
(2,200)	Coach, Inc.	(108,526)
(1,200)	Lululemon Athetica, Inc.	(67,776)	*
(2,000)	Michael Kors Holdings Ltd.	(82,580)	*
		(258,882)
Trading Companies & Distributors (0.2%)
(2,400)	Fastenal Co.	(103,488)

Total Common Stocks Sold Short
(Proceeds $(2,398,661))		(2,403,551)

Exchange Traded Funds Sold Short (3.3%)
(8,500)	Consumer Discretionary Select Sector SPDR Fund	(370,090)
(7,000)	Financial Select Sector SPDR Fund	(102,620)
(4,300)	Guggenheim S&P 500 Equal Weight ETF	(213,194)
(2,900)	iShares Dow Jones U.S. Real Estate Index Fund	(189,747)
(1,850)	iShares MSCI Brazil Index Fund	(97,032)
(5,100)	iShares MSCI France Index Fund	(99,450)
(4,700)	iShares MSCI Germany Index Fund	(94,987)
(5,000)	Materials Select Sector SPDR Trust	(174,200)
(3,300)	Powershares QQQ Trust Series 1	(213,840)
(7,300)	Technology Select Sector SPDR Fund	(213,598)

Total Exchange Traded Funds Sold Short
(Proceeds $(1,753,773))		(1,768,758)

Total Short Positions
(Proceeds $(4,152,434))		(4,172,309)

See Notes to Schedule of Investments

July 31, 2012 (Unaudited)

Notes to Schedule of Investments

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), all investments held by each of Neuberger Berman Global Allocation Fund (“Global Allocation”) and Neuberger Berman Long Short Fund (“Long Short”) (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

● Level 1 – quoted prices in active markets for identical investments
● Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
● Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities (long and short positions), exchange traded funds, purchased option contracts and written option contracts, for which market quotations are readily available, is generally determined by Management by obtaining valuations from an independent pricing service based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued by a Fund at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations.

The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by an independent pricing service to value certain types of debt securities of the Funds:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available.

Financial futures contracts are determined by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

Forward foreign currency contracts are determined by obtaining valuations from an independent pricing service based on actual traded currency rates on an independent pricing service's network, along with other traded and quoted currency rates provided to the pricing service by leading market participants (Level 2 inputs).

Total return swaps are determined by obtaining valuations from an independent pricing service using the underlying index and stated LIBOR (“London Interbank Offered Rate”) rate (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Notes to Schedule of Investments (cont’d)

Investments in State Street Institutional Government Money Market Fund Institutional Class are valued using the fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, the applicable Fund seeks to obtain quotations from principal market makers (generally considered Level 3 inputs). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Alternative Funds’ Board of Trustees (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security based on Level 2 or 3 inputs, including available analyst, media or other reports, trading in futures, or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices a fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of July 31, 2012:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Global Allocation
Investments:
Common Stocks
Belgium	$-	$48,893	$-	$48,893
Canada	150,481	-	-	150,481
Denmark	-	70,594	-	70,594
Germany	-	152,241	-	152,241
Japan	-	47,178	-	47,178
Netherlands	73,653	-	-	73,653
Singapore	-	113,022	-	113,022
United Kingdom	16,438	1,159,703	-	1,176,141
United States	2,770,279	-	-	2,770,279
Total Common Stocks	3,010,851	1,591,631	-	4,602,482
Exchange Traded Funds	477,278	-	-	477,278
Short-Term Investments	-	8,454,649	-	8,454,649
Total Long Positions	$3,488,129	$10,046,280	$-	$13,534,409
Long Short
Investments:
Common Stocks
Aerospace & Defense	348,500	-	-	348,500
Air Freight & Logistics	523,873	-	-	523,873
Beverages	144,624	-	-	144,624
Biotechnology	-	405,646	-	405,646
Commercial Banks	447,631	-	-	447,631
Communications Equipment	350,600	-	-	350,600
Computers & Peripherals	1,424,685	-	-	1,424,685
Consumer Finance	116,727	-	-	116,727
Diversified Consumer Services	383,296	-	-	383,296

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Notes to Schedule of Investments (cont’d)

Diversified Financial Services	1,331,042	-	-	1,331,042
Electric Utilities	1,554,371	-	-	1,554,371
Electronic Equipment, Instruments & Components	204,200	-	-	204,200
Energy Equipment & Services	426,316	-	-	426,316
Food & Staples Retailing	319,968	-	-	319,968
Health Care Equipment & Supplies	652,773	-	-	652,773
Health Care Providers & Services	756,737	-	-	756,737
Hotels, Restaurants & Leisure	1,976,655	-	-	1,976,655
Independent Power Producers & Energy Traders	242,589	-	-	242,589
Industrial Conglomerates	374,043	-	-	374,043
Internet Software & Services	822,599	-	-	822,599
IT Services	1,057,341	-	-	1,057,341
Machinery	715,201	-	-	715,201
Media	236,322	-	-	236,322
Metals & Mining	528,050	-	-	528,050
Multi-Utilities	870,060	-	-	870,060
Multiline Retail	788,450	-	-	788,450
Oil, Gas & Consumable Fuels	2,948,655	-	-	2,948,655
Pharmaceuticals	658,600	-	-	658,600
Professional Services	596,400	-	-	596,400
Real Estate Investment Trusts	114,156	-	-	114,156
Real Estate Management & Development	515,624	-	-	515,624
Semiconductors & Semiconductor Equipment	500,200	-	-	500,200
Software	598,980	-	-	598,980
Specialty Retail	2,181,780	-	-	2,181,780
Textiles, Apparel & Luxury Goods	910,815	-	-	910,815
Tobacco	770,592	-	-	770,592
Water Utilities	487,563	-	-	487,563
Wireless Telecommunication Services	1,144,024	-	-	1,144,024
Total Common Stocks	28,024,042	405,646	-	28,429,688
Preferred Stocks^	457,984	-	-	457,984
Corporate Debt Securities^	-	8,869,005	-	8,869,005
Purchased Options	400	-	-	400
Short-Term Investments	-	18,205,577	-	18,205,577
Total Long Positions	$28,482,426	$27,480,228	$-	$55,962,654

^	The Schedule of Investments provides information on the industry and/or country categorization for the portfolio.

The following is a summary, categorized by Level, of inputs used to value the Funds’ derivatives as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Global Allocation
Forward contracts	$-	$12,353	$-	$12,353
Total return swap contracts	-	476,938	-	476,938
Total	$-	$489,291	$-	$489,291

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of July 31, 2012:

Liability Valuation Inputs

	Level 1	Level 2	Level 3	Total
Global Allocation
Common Stocks Sold Short
Austria	$-	$(45,760)	$-	$(45,760)

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Notes to Schedule of Investments (cont’d)

Canada	(166,662)	-	-	(166,662)
Denmark	-	(70,434)	-	(70,434)
Germany	-	(102,593)	-	(102,593)
Japan	-	(50,494)	-	(50,494)
Portugal	-	(225,816)	-	(225,816)
Singapore	-	(117,355)	-	(117,355)
United Kingdom	-	(976,689)	-	(976,689)
United States	(2,623,252)	-	-	(2,623,252)
Total Common Stocks Sold Short	(2,789,914)	(1,589,141)	-	(4,379,055)
Total	$(2,789,914)	$(1,589,141)	$-	$(4,379,055)
Long Short
Common Stocks Sold Short^	$(2,403,551)	$-	$-	$(2,403,551)
Exchange Traded Funds Sold Short	(1,768,758)	-	-	(1,768,758)
Total	$(4,172,309)	$-	$-	$(4,172,309)

The following is a summary, categorized by Level, of inputs used to value the Funds’ derivatives as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Global Allocation
Forward contracts	$-	$(11,250)	$-	$(11,250)
Futures contracts	(66,271)	-	-	(66,271)
Total	$(66,271)	$(11,250)	$-	$(77,521)
Long Short
Futures contracts	$(57,262)	$-	$-	$(57,262)
Written options	(101,500)	-	-	(101,500)
Total	$(158,762)	$-	$-	$(158,762)

^	The Schedule of Investments provides information on the industry and/or country categorization for the portfolio.

As of the period ending July 31, 2012, for Global Allocation, certain foreign equity securities were transferred from Level 1 to Level 2 as a result of the Funds’ procedures for valuing securities, as stated in the description of the valuation methods of foreign equity securities above.  Based on beginning of period market values as of October 31, 2011, $34,317 in long positions and $106,381 in short positions was transferred from Level 1 to Level 2 for Global Allocation.

##	At July 31, 2012, selected fund information on a U.S. federal income tax basis was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Allocation	$13,272,551	$410,486	$148,628	$261,858
Long Short	55,082,167	1,855,864	975,377	880,487

*	Security did not produce income during the last twelve months.

È	All or a portion of this security is on loan.

ØØ
All or a portion of this security is segregated in connection with obligations for common stocks sold short and/or forward foreign currency contracts and/or total return swap contracts and/or financial futures contracts.

‡
At July 31, 2012, Global Allocation had deposited $4,582,130 in a segregated account to cover collateral requirements for borrowing in connection with securities sold short. This collateral is made up of the proceeds from the securities sold short and collateral received from security lending activities.  At July 31, 2012, Long Short had pledged securities in the amount of $4,412,165 to cover collateral requirements for borrowing in connection with securities sold short.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Notes to Schedule of Investments (cont’d)

±	At July 31, 2012, open positions in financial futures contracts were:

Fund	Expiration	Open Contracts	Position	Unrealized Appreciation (Depreciation)
Global Allocation	August 2012	4 Hang Seng Index	Long	$22,747
Global Allocation	September 2012	10 Australian Dollar	Long	24,650
Global Allocation	September 2012	23 Euro STOXX 50 Index	Long	3,233
Global Allocation	September 2012	10 FTSE 100 Index	Long	15,820
Global Allocation	September 2012	22 German Euro Bond	Long	60,752
Global Allocation	September 2012	16 Mini Japanese Government Bond, 10 Year	Long	9,523
Global Allocation	September 2012	21 S&P 500 E-mini Index	Long	38,355
Global Allocation	September 2012	16 U.S. Treasury Notes, 10 Year	Long	19,516
Global Allocation	September 2012	7 ASX SPI 200 Index	Short	(37,333)
Global Allocation	September 2012	2 Australian Dollar	Short	(5,980)
Global Allocation	September 2012	8 Australian T-Bond, 10 Year	Short	(5,365)
Global Allocation	September 2012	15 Canadian Dollar	Short	(21,755)
Global Allocation	September 2012	31 Government of Canada Bond, 10 Year	Short	(14,819)
Global Allocation	September 2012	19 Euro Currency	Short	52,969
Global Allocation	September 2012	28 Euro STOXX 50 Index	Short	(26,970)
Global Allocation	September 2012	6 FTSE 100 Index	Short	(6,452)
Global Allocation	September 2012	4 German Euro Bund	Short	(17,915)
Global Allocation	September 2012	14 Japanese Yen	Short	(46,092)
Global Allocation	September 2012	5 Mini Japanese Government Bond, 10 Year	Short	(2,355)
Global Allocation	September 2012	23 GBP Currency	Short	(15,963)
Global Allocation	September 2012	39 S&P 500 E-mini Index	Short	(43,208)
Global Allocation	September 2012	10 S&P TSE 60 Index	Short	(26,706)
Global Allocation	September 2012	14 TOPIX Index	Short	6,992
Global Allocation	September 2012	10 UK Government Gilt Bond	Short	(41,978)
Global Allocation	September 2012	8 U.S. Treasury Notes, 10 Year	Short	(7,937)
Total				$(66,271)

Long Short	September 2012	4 U.S. Treasury Notes, 10 Year	Long	$4,813
Long Short	September 2012	65 S&P 500 E-mini Index	Short	(62,075)
Total				$(57,262)

At July 31, 2012, the Funds had deposited the following in segregated accounts to cover margin requirements on open futures contracts:

Global Allocation	$1,233,928
Long Short	$367,128

At July 31, 2012, the outstanding total return swap contracts for Global Allocation were as follows:

			Rate Type
Swap Counterparty	Notional Amount	Termination Date	Variable-rate Payments Made/(Received) by the Fund	Reference Entity	Accrued Net Interest Receivable (Payable)	Unrealized Appreciation (Depreciation)	Total Fair Value
J.P. Morgan	$9,018,736	January 5, 2013	.835%(1)	JP Morgan Global Government Bond Total Return Index Unhedged	$(4,815)	$133,940	$129,125

J.P. Morgan	13,158,932	January 15, 2013	.188%(2)	MSCI Daily Total Return Net World Index	(1,311)	349,124	347,813
Total					$(6,126)	$483,064	$476,938

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Notes to Schedule of Investments (cont’d)

(1)	1 month LIBOR plus .59% at July 5, 2012.

(2)	1 month LIBOR minus .06% at July 11, 2012.

At July 31, 2012, open forward contracts for Global Allocation were as follows:

Buy	Counterparty	Contracts to Receive	In Exchange For	Settlement Date	Value	Net Unrealized Appreciation (Depreciation)
Indonesian Rupiah	J.P. Morgan	3,097,895,550 IDR	$332,214	08/16/12	$326,692	$(5,522)
Polish Zloty	J.P. Morgan	533,219 PLN	159,234	08/16/12	159,338	104
Singapore Dollar	J.P. Morgan	85,061 SGD	67,425	08/16/12	68,355	930
New Taiwan Dollar	J.P. Morgan	10,746,400 TWD	361,345	08/16/12	358,326	(3,019)
Total						$(7,507)

Sell	Counterparty	Contracts to Deliver	In Exchange For	Settlement Date	Value	Net Unrealized Appreciation (Depreciation)
Brazilian Real	J.P. Morgan	411,935 BRL	$204,566	08/16/12	$200,528	$4,038
Chilean Peso	J.P. Morgan	33,088,614 CLP	66,443	08/16/12	68,398	(1,955)
Czech Koruna	J.P. Morgan	6,267,658 CZK	310,285	08/16/12	304,536	5,749
Hungarian Forint	J.P. Morgan	780,262 HUF	3,437	08/16/12	3,401	36
South Korean Won	J.P. Morgan	48,235,268 KRW	42,386	08/16/12	42,621	(235)
Mexican Peso	J.P. Morgan	2,824,591 MXN	211,603	08/16/12	212,122	(519)
South African Rand	J.P. Morgan	666,062 ZAR	81,826	08/16/12	80,330	1,496
Total						$8,610

At July 31, 2012, Long Short had outstanding put options written as follows:

Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Options
Dunkin’ Brands Group, Inc.	350	32.5	September 2012	$(101,500)

At July 31, 2012, Long Short had deposited $1,194,310 in a segregated account to cover its open put options written.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Alternative Funds

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date:  September 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date:  September 27, 2012

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial and Accounting Officer

Date:  September 27, 2012